Investments in Associates and Joint Ventures - Summary of Investments Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	₩ 947,390		₩ 722,222
Acquisition and others	[1]	419,661		339,469
Disposal and others	[1]	(204,728)		(94,631)
Dividends	[1]	(41,061)		(14,125)
Gains (losses) on equity-method accounting	[1]	16,373		(6,332)
Other comprehensive income (loss)	[1]	3,295		336
Others	[1]	(3,746)		451
Ending	[1]	1,137,184		947,390
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	5,203	[2]	6,063
Acquisition and others	[1]	0		0
Disposal and others	[1]	(4,101)		(600)
Dividends	[1]	(60)		0
Gains (losses) on equity-method accounting	[1]	1,770		(260)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	2,812		5,203	[2]
Balhae Infrastructure Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	139,015	[3],[4]	93,766
Acquisition and others	[1]	0		48,051
Disposal and others	[1]	(15,199)		(4,810)
Dividends	[1],[4]	(13,039)		(1,541)
Gains (losses) on equity-method accounting	[1]	(3,954)		3,549
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	106,823		139,015
Aju Good Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	9,313		14,296
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	(780)		(2,120)
Gains (losses) on equity-method accounting	[1]	560		(2,863)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	9,093		9,313
Incheon Bridge Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1],[3],[4]	0
Acquisition and others	[1]	0
Disposal and others	[1]	0
Dividends	[4]	0	[1]	0
Gains (losses) on equity-method accounting	[1]	7,383
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1],[3],[4]	7,383		0
Big Dipper Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	32	[3],[4]	94
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(32)		(62)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	0		32
Food Factory Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,541	[4],[5]	1,483
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	0		57
Other comprehensive income (loss)	[1]	0		1
Others	[1]	(1,211)		0
Ending	[1],[4]	330		1,541	[5]
KBSP Private Equity Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	3,994		2,494
Acquisition and others	[1]	0		0
Disposal and others	[1]	(3,994)		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	0		832
Other comprehensive income (loss)	[1]	0		668
Others	[1]	0		0
Ending	[1]	0		3,994
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	7,949		5,617
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	(90)		(90)
Gains (losses) on equity-method accounting	[1]	3,133		2,422
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	10,992		7,949
KB Social Impact Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	3,513		4,853
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	385		(1,340)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	3,898		3,513
KB-Solidus Global Healthcare Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	17,525	[2],[4]	18,485
Acquisition and others	[1]	0		0
Disposal and others	[1]	(1,170)		0
Dividends	[1],[4]	(17,247)		(910)
Gains (losses) on equity-method accounting	[1]	2,891		(50)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[2],[4]	1,999		17,525
POSCO-KB Shipbuilding Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	3,223	[4]	4,738
Acquisition and others	[1]	0		0
Disposal and others	[1]	(250)		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(607)		(1,515)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	2,366		3,223
KB-TS Technology Venture Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	11,129	[2],[4]	12,372
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		(2,464)
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(1,593)		1,221
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[2],[4]	9,536		11,129
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		5,395
Acquisition and others	[1]			0
Disposal and others	[1]			(2,460)
Dividends	[1]			(3,152)
Gains (losses) on equity-method accounting	[1]			217
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
KB-SJ Tourism Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,781	[3],[4]	3,242
Acquisition and others	[1]	0		0
Disposal and others	[1]	(190)		(4,031)
Dividends	[1],[4]	(334)		(1,517)
Gains (losses) on equity-method accounting	[1]	261		4,087
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	1,518		1,781
UNION Media Commerce Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	945		952
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	(4)		(7)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	941		945
KB-Stonebridge Secondary Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	16,867	[3],[4]	18,885
Acquisition and others	[1]	0		0
Disposal and others	[1]	(4,369)		(666)
Dividends	[1],[4]	(217)		(52)
Gains (losses) on equity-method accounting	[1]	(273)		(1,300)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	12,008		16,867
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	7,640	[2],[4]	15,910
Acquisition and others	[1]	0		0
Disposal and others	[1]	(4,588)		(8,350)
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(2,230)		80
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[2],[4]	822		7,640
KB-UTC Inno-Tech Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	15,482	[2],[4]	17,977
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		(275)
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(4,333)		(2,054)
Other comprehensive income (loss)	[1]	0		(166)
Others	[1]	(2,425)		0
Ending	[1],[2],[4]	8,724		15,482
WJ Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	9,422		9,482
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	103		(60)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	9,525		9,422
All Together Korea Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	10,848		10,541
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	178		307
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	11,026		10,848
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	16,044		17,810
Acquisition and others	[1]	3,600		8,964
Disposal and others	[1]	(3,402)		(7,778)
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	3,697		(2,952)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	19,939		16,044
2020 KB Fintech Renaissance Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,077	[3],[4]	1,041
Acquisition and others	[1]	0		0
Disposal and others	[1]	(166)		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(20)		36
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	891		1,077
KB Material and Parts No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		3,300
Acquisition and others	[1]			0
Disposal and others	[1]			(3,300)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
FineKB Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	13,712	[4]	7,697
Acquisition and others	[1]	2,335		6,790
Disposal and others	[1]	(11,875)		(1,500)
Dividends	[1],[4]	(32)		(32)
Gains (losses) on equity-method accounting	[1]	5,718		757
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	9,858		13,712
G Payment Joint Stock Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	2,521	[4]	8,966
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		(1,505)
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	0		(5,373)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	(135)		433
Ending	[1],[4]	2,386		2,521
KB-GeneN Medical Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,881		1,923
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	(43)		(42)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	1,838		1,881
KB-BridgePole Venture Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		863
Acquisition and others	[1]			0
Disposal and others	[1]			(863)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
KB-Kyobo New Mobility Power Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		2,622
Acquisition and others	[1]			0
Disposal and others	[1]			(2,622)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
DA-Friend New Technology Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	907		928
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	(5)		(21)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	902		907
Cornerstone Pentastone Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	764	[4]	775
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(1)		(11)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	763		764
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	13,108		6,105
Acquisition and others	[1]	1,350		10,401
Disposal and others	[1]	0		0
Dividends	[1]	(3)		(2)
Gains (losses) on equity-method accounting	[1]	(1,169)		(3,396)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	13,286		13,108
JS Private Equity Fund No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	743		1,862
Acquisition and others	[1]	0		0
Disposal and others	[1]	(749)		(755)
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	417		(364)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	411		743
Mirae Asset Mobility Investment Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,918	[4]	1,949
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(33)		(31)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,885		1,918
KB-FT Green Growth 1st Technology Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,889	[3],[4]	1,928
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(42)		(39)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	1,847		1,889
Glenwood Credit Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	44,380	[4]	43,922
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	(2,425)		(2,430)
Gains (losses) on equity-method accounting	[1]	1,932		2,888
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	43,887		44,380
THE CHAEUL FUND NO.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	954	[4]	972
Acquisition and others	[1]	0		0
Disposal and others	[1]	(954)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		(18)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		954	[4]
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	2,325	[4]	2,398
Acquisition and others	[1]	2,000		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(8)		(73)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	4,317		2,325
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	25,448	[2]	21,391
Acquisition and others	[1]	0		5,600
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	(863)		(1,543)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[2]	24,585		25,448
KB-SOLIDUS Healthcare Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	62,282	[2],[4]	40,172
Acquisition and others	[1]	23,568		23,270
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	1,377		(1,160)
Other comprehensive income (loss)	[1]	1,961		0
Others	[1]	0		0
Ending	[1],[2],[4]	89,188		62,282
Paramark KB Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	23,219	[3],[4]	13,645
Acquisition and others	[1]	5,490		8,130
Disposal and others	[1]	(1,234)		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(94)		1,444
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	27,381		23,219
KB Co-Investment Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	15,967		9,376
Acquisition and others	[1]	3,887		9,131
Disposal and others	[1]	(2,874)		(3,098)
Dividends	[1]	(472)		0
Gains (losses) on equity-method accounting	[1]	851		558
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	17,359		15,967
POSITIVE Sobujang Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	869	[4]	1,965
Acquisition and others	[1]	0		0
Disposal and others	[1]	(869)		(1,121)
Dividends	[1]	0		(2,129)	[4]
Gains (losses) on equity-method accounting	[1]	0		2,154
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		869	[4]
History 2022 Fintech Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,896	[4]	1,938
Acquisition and others	[1]	0		0
Disposal and others	[1]	(1,896)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		(42)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,896	[4]
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	38,592	[4]	19,429
Acquisition and others	[1]	8,700		19,800
Disposal and others	[1]	(2,840)		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	2,203		(637)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	46,655		38,592
TMAP Mobility Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	182,000	[3],[4]	183,572
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(882)		(1,385)
Other comprehensive income (loss)	[1]	1,339		(187)
Others	[1]	0		0
Ending	[1],[3],[4]	182,457		182,000
Nextrade Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	8,180	[3],[4]	9,225
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	194		(1,045)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	8,374		8,180
Shinhan Global Mobility Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,294	[4]	1,324
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(29)		(30)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,265		1,294
SKB Next Unicorn K-Battery Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,850	[4]	1,890
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(40)		(40)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,810		1,850
Lakewood-AVES Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		1,977
Acquisition and others	[1]			0
Disposal and others	[1]			(1,977)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,922	[2],[4]	1,965
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	(1,922)		(43)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[2]	0		1,922	[4]
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	241	[3],[4]	165
Acquisition and others	[1]	0		152
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(1)		(75)
Other comprehensive income (loss)	[1]	0		(1)
Others	[1]	0		0
Ending	[1],[3],[4]	240		241
KB-SUSUNG 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	2,188	[3],[4]	2,953
Acquisition and others	[1]	0		0
Disposal and others	[1]	(1,419)		(1,386)
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	64		621
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	833		2,188
Friend 55 New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		1,182
Acquisition and others	[1]			0
Disposal and others	[1]			(1,182)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
KY Global Cell & Gene Private Equity Fund 2nd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		26,969
Acquisition and others	[1]			0
Disposal and others	[1]			(26,969)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
DSIP-Pharos Bioenergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0		16,458
Acquisition and others	[1]			0
Disposal and others	[1]			(16,458)
Dividends	[1]			0
Gains (losses) on equity-method accounting	[1]			0
Other comprehensive income (loss)	[1]			0
Others	[1]			0
Ending	[1]			0
Shinhan-Eco Venture Fund 2nd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,973	[4]	1,800
Acquisition and others	[1]	25		225
Disposal and others	[1]	(190)		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(1)		(52)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,807		1,973
Leading H2O Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,455	[4]	1,489
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(34)		(34)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,421		1,455
2023 JB Newtech No.2 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,706		1,786
Acquisition and others	[1]	0		0
Disposal and others	[1]	(1,705)		(394)
Dividends	[1]	0		(150)
Gains (losses) on equity-method accounting	[1]	(1)		464
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,706
U-KB Credit No.1 Private Equity
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	8,004		6,850
Acquisition and others	[1]	17,133		400
Disposal and others	[1]	0		0
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	(3,397)		754
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	21,740		8,004
KB-BridgePole Venture Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,463	[3],[4]	1,494
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(31)		(31)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	1,432		1,463
Sirius Silicon Valley I New Technology Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	474	[4]	485
Acquisition and others	[1]	0		0
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(11)		(11)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	463		474
FineKB Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	248	[3],[4]	0
Acquisition and others	[1]	0		250
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(3)		(2)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	245		248
Timefolio Athleisure Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	3,923	[4]	0
Acquisition and others	[1]	0		4,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(173)		(77)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	3,750		3,923
VIG Private Equity Fund V-3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,636	[4]	0
Acquisition and others	[1]	2,848		1,636
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(216)		0
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	4,268		1,636
COMPA Global Scale-Up Fund No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	980	[4]	0
Acquisition and others	[1]	0		1,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(23)		(20)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	957		980
AKK Robotech Valueup New Technology Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,127	[3],[4]	0
Acquisition and others	[1]	0		1,000
Disposal and others	[1]	(1,127)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		127
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,127	[3],[4]
YG MCE PROJECT NO.1 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,477	[4]	0
Acquisition and others	[1]	0		1,500
Disposal and others	[1]	0		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	(1,477)		(23)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,477	[4]
HI YG Win-win Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,973	[4]	0
Acquisition and others	[1]	0		2,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	181		(27)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	2,154		1,973
KB-CJ Venture Fund 1st
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,733	[4]	0
Acquisition and others	[1]	0		1,800
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	136		(67)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,869		1,733
Elohim-Bilanx aerospace No.1 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,978	[4]	0
Acquisition and others	[1]	0		2,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(41)		(22)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	1,937		1,978
KB-SUSUNG 2st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,981	[3],[4]	0
Acquisition and others	[1]	0		2,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(22)		(19)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	1,959		1,981
IMM global Secondary 1-1 Equity Private Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	3,754	[4]	0
Acquisition and others	[1]	756		2,819
Disposal and others	[1]	(162)		0
Dividends	[1],[4]	(4)		0
Gains (losses) on equity-method accounting	[1]	631		935
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	4,975		3,754
LIB Material Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,475	[4]	0
Acquisition and others	[1]	0		4,098
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(646)		(2,623)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	829		1,475
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,688	[4]	0
Acquisition and others	[1]	0		1,700
Disposal and others	[1]	(1,688)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		(12)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,688	[4]
Allra Fintech Corp.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	8,684	[3],[4]	0
Acquisition and others	[1]	15		8,532
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	114		152
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	8,813		8,684
Reboot Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	6,946	[4]	0
Acquisition and others	[1]	0		7,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(107)		(54)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	6,839		6,946
KB-SBI Global Strategic Capital Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	10,784	[4]	0
Acquisition and others	[1]	22,813		11,299
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(886)		(515)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	32,711		10,784
KB-Cyrus Tourism Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	977	[3],[4]	0
Acquisition and others	[1]	1,000		1,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	(122)		(23)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[3],[4]	1,855		977
IBKS Design Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,996	[4]	0
Acquisition and others	[1]	0		2,000
Disposal and others	[1]	0		0
Dividends	[1],[4]	0		0
Gains (losses) on equity-method accounting	[1]	2,815		(4)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1],[4]	4,811		1,996
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	998	[4]	0
Acquisition and others	[1]	0		1,000
Disposal and others	[1]	(998)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		(2)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		998	[4]
Pectus Hanhwa Fund 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,950	[4]	0
Acquisition and others	[1]	0		2,000
Disposal and others	[1]	(1,950)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		(50)
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		1,950	[4]
KB-IMM New Star Real Estate Private Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	33,073		0
Acquisition and others	[1]	29,282		31,563
Disposal and others	[1]	0		0
Dividends	[1]	(2,824)		0
Gains (losses) on equity-method accounting	[1]	3,491		1,510
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	63,022		33,073
Korea Environment Technology Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	107,428	[4]	0
Acquisition and others	[1]	0		107,428
Disposal and others	[1]	(107,428)		0
Dividends	[1]	0		0	[4]
Gains (losses) on equity-method accounting	[1]	0		0
Other comprehensive income (loss)	[1]	0		0
Others	[1]	0		0
Ending	[1]	0		107,428	[4]
Others
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	1,913		1,016
Acquisition and others	[1]	780		930
Disposal and others	[1]	(41)		(67)
Dividends	[1]	0		0
Gains (losses) on equity-method accounting	[1]	153		(5)
Other comprehensive income (loss)	[1]	(5)		21
Others	[1]	25		18
Ending	[1]	2,825		1,913
KB-LB Middle Market Enterprises Innovation Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	8,137
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(1,064)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	7,073	[4]	0
YG AI Industrial Automation Solutions FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(8)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,992	[4]	0
Semicolon Susong REITs Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	86,292
Disposal and others	[1]	0
Dividends	[1],[4]	(961)
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	85,331	[4]	0
KB-Novus Genesis Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,300
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(33)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	2,267	[3],[4]	0
ATP TP VC Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(24)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,976	[4]	0
AIM-KB-DOUBLE Connected Future Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(16)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	984	[3],[4]	0
KB-IMM New Star Real Estate Private Fund II
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	26,337
Disposal and others	[1]	0
Dividends	[1],[4]	(220)
Gains (losses) on equity-method accounting	[1]	244
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	26,361	[4]	0
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	61,901
Disposal and others	[1]	0
Dividends	[1],[4]	(2,334)
Gains (losses) on equity-method accounting	[1]	2,857
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	62,424	[4]	0
IMM Korea Beauty Co-Invest Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	50,000
Disposal and others	[1]	0
Dividends	[1],[4]	0
Gains (losses) on equity-method accounting	[1]	(367)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	49,633	[2],[4]	0
VP Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	14,312
Disposal and others	[1]	0
Dividends	[1]	0
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	14,312	[3],[4]	0
DAILY Fountainhead Blind Private Equity Fund II
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	11,250
Disposal and others	[1]	0
Dividends	[1],[4]	(19)
Gains (losses) on equity-method accounting	[1]	(485)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	10,746	[4]	0
KB-ANDA Deep Tech Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,250
Disposal and others	[1]	0
Dividends	[1]	0
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,250	[4]	0
E&I Holdings
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	27,300
Disposal and others	[1]	(27,300)
Dividends	[1]	0
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	₩ 0		₩ 0

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦ (10,552) million and ￦ 12,041 million for the years ended December 31, 2024 and 2025, respectively.
[2]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[3]	As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.